First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.1%
	Broadline Retail — 0.5%
67	MercadoLibre, Inc. (a)	$83,013
	Capital Markets — 30.4%
91	BlackRock, Inc.	59,837
44,770	Coinbase Global, Inc., Class A (a)	2,784,694
572,047	Galaxy Digital Holdings Ltd. (CAD) (a)	2,288,188
932	Interactive Brokers Group, Inc., Class A	71,978
8,906	Robinhood Markets, Inc., Class A (a)	79,442
		5,284,139
	Financial Services — 9.1%
12,362	Block, Inc. (a)	746,541
206	Mastercard, Inc., Class A	75,194
11,193	PayPal Holdings, Inc. (a)	693,854
330	Visa, Inc., Class A	72,940
		1,588,529
	Interactive Media & Services — 7.9%
5,439	Alphabet, Inc., Class C (a)	671,010
2,620	Meta Platforms, Inc., Class A (a)	693,566
		1,364,576
	IT Services — 4.5%
1,355	Cloudflare, Inc., Class A (a)	93,712
11,904	Shopify, Inc., Class A (a)	680,790
		774,502
	Semiconductors & Semiconductor Equipment — 9.8%
5,651	Advanced Micro Devices, Inc. (a)	668,005
259	Analog Devices, Inc.	46,022
107	ASML Holding N.V.	77,353
859	Microchip Technology, Inc.	64,648
1,916	NVIDIA Corp.	724,899
827	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,534
286	Texas Instruments, Inc.	49,730
		1,712,191
	Software — 35.6%
2,379	HashiCorp, Inc., Class A (a)	81,695
173	HubSpot, Inc. (a)	89,612
342,684	Hut 8 Mining Corp. (a)	740,197
83,338	Marathon Digital Holdings, Inc. (a)	815,879
253	Microsoft Corp.	83,083
11,658	MicroStrategy, Inc., Class A (a)	3,516,403
Shares	Description	Value

	Software (Continued)
68,747	Riot Platforms, Inc. (a)	$824,964
1,574	Unity Software, Inc. (a)	46,779
		6,198,612
	Specialty Retail — 0.3%
2,764	Overstock.com, Inc. (a)	51,770
	Total Common Stocks	17,057,332
	(Cost $28,608,885)
MONEY MARKET FUNDS — 0.0%
5,152	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	5,152
	(Cost $5,152)

	Total Investments — 98.1%	17,062,484
	(Cost $28,614,037)
	Net Other Assets and Liabilities — 1.9%	335,883
	Net Assets — 100.0%	$17,398,367

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2023.

ADR	– American Depositary Receipt

Currency Abbreviations:
CAD	– Canadian Dollar

Country Allocation*	% of Net Assets
United States	75.8%
Cayman Islands	13.2
Canada	8.2
Taiwan	0.5
Netherlands	0.4
Total Investments	98.1
Net Other Assets and Liabilities	1.9
Net Assets	100.0%

*	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows:

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,057,332	$17,057,332	$—	$—
Money Market Funds	5,152	5,152	—	—
Total Investments	$17,062,484	$17,062,484	$—	$—

*	See Portfolio of Investments for industry breakout.